Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Other Non-Current Assets

Other non-current assets consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid Rent	Rs.	1,933	Rs.	1,911	US$	35
Prepaid expense		2,473		2,493		46
Deferred income taxes (See note 18)		790		454		8
Prepaid pension asset		2,142		1,808		33
Amount paid under protest
• License Fee		2,899		1,741		32
• Others		—		256		5
Others		1,866		2,319		42

Total	Rs.	12,103	Rs.	10,982	US$	201